SCHEDULE OF INVENTORIES (Details) - JPY (¥) ¥ in Thousands	Mar. 31, 2025	Mar. 31, 2024
Inventory Disclosure [Abstract]
Real estate properties held for sale	¥ 6,187,759	¥ 7,550,027
Real estate properties in progress	7,222,597	5,756,105
Subtotal	13,410,356	13,306,132
Housing equipment and material, net	140,178	138,830
Others	61,853	73,498
Inventories, net	¥ 13,612,387	¥ 13,518,460